STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,586,137	3,548,459	2,875,000
Common shares, shares outstanding (in shares)	3,586,137	3,548,459	2,875,000
Class A common stock subject to possible redemption, issued (in shares)	11,063,863	11,101,541	11,101,541
Class A common stock subject to possible redemption, outstanding (in shares)	11,063,863	11,101,541	11,101,541
As Revised
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		50,000,000
Common stock, shares, par value		$ 0.0001
Common shares, shares issued (in shares)		3,561,384
Common shares, shares outstanding (in shares)		3,561,384
Class A common stock subject to possible redemption, issued (in shares)		11,088,616
Class A common stock subject to possible redemption, outstanding (in shares)		11,088,616